STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
STOCK-BASED COMPENSATION

9. STOCK-BASED COMPENSATION

In 2017, the Company adopted its 2017 Stock Incentive Plan (the “2017 Plan”) which provides for the granting of stock options, restricted stock, and Restricted Stock Units (“RSU”) to employees, directors, and consultants of the Company. Options granted under the 2017 Plan were either Incentive Stock Options (“ISOs”) or Nonqualified Stock Options (“NSOs”). Awards under the 2017 Plan may be granted for periods of up to ten years. Under the terms of the 2017 Plan, awards may be granted at an exercise price not less than the estimated fair value of the shares on the date of grant, as determined by the Company’s Board of Directors. For employees holding more than 10% of the voting rights of all classes of stock, the exercise price of ISOs and NSOs may not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. Awards generally vest over one to four years.

In 2020, the Company adopted its 2020 Stock Incentive Plan (the “2020 Plan”) which superseded the previous 2017 Stock Incentive Plan. The 2020 plan provides for the granting of stock options, restricted stock, and RSU to employees, directors, and consultants of the Company. Options granted under the 2020 Plan may be either Incentive Stock Options (“ISOs”) or Nonqualified Stock Options (“NSOs”). Awards under the 2020 Plan may be granted for periods of up to ten years. Under the terms of the 2020 Plan, awards may be granted at an exercise price not less than the estimated fair value of the shares on the date of grant, as determined by the Company’s Board of Directors. For employees holding more than 10% of the voting rights of all classes of stock, the exercise price of ISOs and NSOs may not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. Awards generally vest over one to four years.

Stock Option Activity

Stock option activity under the 2017 and 2020 Plans for the nine months ended September 30, 2021 is as follows:

	Options Outstanding
		Weighted	Weighted Average
		Average	Remaining	Aggregate
	Number of	Exercise Price	Contractual	Intrinsic
	Options	Per Share	Term (in years)	Value
Balance as of December 31, 2020	85,000	$0.63	7.48	$422,500
Stock options granted	147,000	5.43
Stock options exercised	(55,000)	0.10
Stock options forfeited, canceled, or expired	—	—
Balance as of September 30, 2021	177,000	4.78	9.11	$520,116
Options exercisable as of September 30, 2021	86,985	4.38	9.00	$348,245
Options vested and expected to vest as of September 30, 2021	177,000	$4.78	9.11	$520,116

As of September 30, 2021, total unamortized stock-based compensation expense related to unvested awards that are expected to vest was $416,145. The weighted-average period over which such stock-based compensation expense will be recognized is approximately 1.96 years.

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock, as determined by the Board of Directors and recent transactions. During the nine months ended September 30, 2021, 147,000 options to purchase shares of Common Stock were granted. No options were granted during the nine months ended September 30, 2020.

The fair value of stock option awards was determined on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

Expected volatility	90%
Common stock value	$7.53
Risk free interest rate	0.06%
Expected dividend yield	—
Expected term (years)	6.25

The methods used to determine the inputs to the estimated fair value of option awards under the Black-Scholes option-pricing model is described below; the inputs are subjective and generally require significant judgment to determine.

Expected Term - The Company’s expected term represents the period that the Company’s options granted are expected to be outstanding and is determined based on the simplified method, as the Company does not have historical exercise data.

Expected Volatility - Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants.

Risk-Free Interest Rate - The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

Expected Dividend - The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

The fair value of the Company’s shares of common stock underlying its stock options has historically been determined by the Company’s Board of Directors. Because there has been no public market for the Company’s common stock, the Company’s Board of Directors has determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including important developments in the Company’s operations, valuations performed by an independent third party, sales of convertible preferred stock, actual operating results and financial performance, the conditions in the energy storage industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common stock, among other factors.

Restricted Stock Units

The Company has granted two-tier Restricted Stock Units (“RSUs”) under the 2020 Plan. These RSUs have both a service-based vesting condition and liquidity event-based vesting condition. The service-based vesting period for these awards is generally four years with a cliff vesting period of one year and continue to vest monthly thereafter. The liquidity event-based vesting condition is satisfied on the earlier occurrence of either a qualified transaction, which includes IPO, SPAC Transaction, or a Direct Listing, or a Sale Event that earns specified multiples of money and internal rates of return.

Based on the qualified transaction condition, the employees would get acceleration for 50% of their RSUs even if they do not have sufficient service to the Company to achieve this level of vesting.

In July 2021, the Company granted 588,117 RSUs with a weighted average grant date fair value of $4.95 per share, which will vest based upon the satisfaction of both a service-based condition and a liquidity event-based condition. The Company measured the fair value of the RSUs using the Monte Carlo simulation model at the grant date. The Company will begin to recognize compensation expense for these RSUs using the accelerated attribution method when the required liquidity event-based vesting condition becomes probable, which the Company has determined is when the liquidity event occurs. As of September 30, 2021, no liquidity event has occurred, so the Company did not recognize any stock-based compensation expense for these RSUs. As of September 30, 2021, unrecognized stock-based compensation expense related to these RSUs was $2,911,179 which is expected to be recognized over the remaining weighted-average vesting period of approximately 1.66 years. No RSUs were granted during the nine months ended September 30, 2020.

Restricted stock units activity for the nine months ended September 30, 2021 is as follows:

		Weighted Average
		Grant Date Fair
	Share	Value per Share
Balance as of December 31, 2020	—	$—
Restricted Stock units granted	588,117	4.95
Restricted Stock units forfeited	—	—
Restricted Stock units vested	—	—
Balance as of September 30, 2021	588,117	$4.95

Unvested Common Stock/Restricted Stock Awards

The Company has certain common stocks that are subject to repurchase at the election of the Company. These repurchase rights expire over time and therefore are accounted for as unvested common stock.

In July 2021, the Company granted 834,883 Restricted Stock Awards (“RSAs”) with a weighted average grant date fair value of $4.95 per share. Out of 834,883 RSAs, 20,000 of which vested immediately, and the remaining will vest based upon the satisfaction of both a service-based condition and a liquidity event-based condition. The Company measured the fair value of the RSUs using the Monte Carlo simulation model at the grant date. The Company has recognized compensation expense for the vested RSAs and will begin to recognize compensation expense for the remaining RSAs using the accelerated attribution method when the required liquidity event-based vesting condition becomes probable, which the Company has determined is when the liquidity event occurs. As of September 30, 2021, no liquidity event has occurred, so the Company did not recognize any stock-based compensation expense for these RSAs. As of September 30, 2021, unrecognized stock-based compensation expense related to these RSAs was $4,031,634 which is expected to be recognized over the remaining weighted-average vesting period of approximately 1.91 years. No RSAs were granted during the nine months ended September 30, 2020.The following table summarizes information about outstanding unvested stock activities:

Unvested
Common
Stock
Balances outstanding at December 31, 2020	450,424
New grants or issues	889,883
Common stock vested	(425,814)
Balances outstanding at September 30, 2021	914,493

Compensation Expense

Total stock-based compensation expense recognized for both employees and non-employees was as follows:

	Nine Months Ended September 30,
	2021	2020
Sales and marketing	$59,413	$17,104
Research and development	338,774	—
General and administrative	53,995	4,004
Total stock-based compensation expense	$452,182	$21,108

12. STOCK-BASED COMPENSATION

In 2017, the Company adopted its 2017 Stock Incentive Plan (the “2017 Plan”) which provides for the granting of stock options, restricted stock, and restricted stock units (“RSU”) to employees, directors, and consultants of the Company. Options granted under the 2017 Plan were either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). Options under the 2017 Plan may be granted for periods of up to ten years. Under the terms of the 2017 Plan, options may be granted at an exercise price not less than the estimated fair value of the shares on the date of grant, as determined by the Company’s board of directors. For employees holding more than 10% of the voting rights of all classes of stock, the exercise price of ISOs and NSOs may not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. Options generally vest over one to four years.

In 2020, the Company adopted its 2020 Stock Incentive Plan (the “2020 Plan”) which superseded the previous 2017 Stock Incentive Plan. The 2020 plan provides for the granting of stock options, restricted stock, and RSU to employees, directors, and consultants of the Company. Options granted under the 2020 Plan may be either incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). Options under the 2020 Plan may be granted for periods of up to ten years. Under the terms of the 2020 Plan, options may be granted at an exercise price not less than the estimated fair value of the shares on the date of grant, as determined by the Company’s board of directors. For employees holding more than 10% of the voting rights of all classes of stock, the exercise price of ISOs and NSOs may not be less than 110% of the estimated fair value of the shares on the date of grant, as determined by the board of directors. Options generally vest over one to four years.

Stock Option Activity

Stock option activity under the 2017 and 2020 Plans are set forth below:

	Options Outstanding
			Weighted
		Weighted	Average
		Average	Remaining
		Exercise	Contractual	Aggregate
	Number of	Price Per	Term	Intrinsic
	Options	Share	(in years)	Value
Balance as of December 31, 2018	314,810	0.40	9.56	$221,278
Stock options granted	30,000	1.60
Stock options exercised	—	—
Stock options forfeited, canceled, or expired	(259,810)	0.46
Balance as of December 31, 2019	85,000	0.63	8.48	$623,100
Stock options granted	—	—
Stock options exercised	—	—
Stock options forfeited, canceled, or expired	—	—
Balance as of December 31, 2020	85,000	0.63	7.48	$422,500
Options exercisable as of December 31, 2020	73,125	0.35		$375,000
Options vested and expected to vest as of December 31, 2020	85,000	0.63	7.48	$422,500

The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the estimated fair value of the Company’s common stock, as determined by the Board of Directors and recent transactions.

The Company did not issue any grants in 2020. During the year ended December 31, 2019 the estimated weighted-average grant-date fair value of options granted was $0.71 per share.

The estimated fair value of employee stock options granted during the year ended December 31, 2019 was calculated using the Black-Scholes option-pricing model using the following range of assumptions:

Expected volatility	80%
Risk free interest rate	2.50%
Expected dividend yield	—
Expected term (years)	6.25

The methods used to determine the inputs to the estimated fair value of option awards under the Black-Scholes option-pricing model is described below; the inputs are subjective and generally require significant judgment to determine.

Expected Term — The Company’s expected term represents the period that the Company’s options granted are expected to be outstanding and is determined based on the simplified method, as the Company does not have historical exercise data.

Expected Volatility — Since the Company is privately held and does not have any trading history for its common stock, the expected volatility was estimated based on the average volatility for comparable publicly traded companies over a period equal to the expected term of the stock option grants.

Risk-Free Interest Rate — The risk-free interest rate is based on the U.S. Treasury zero coupon issues in effect at the time of grant for periods corresponding with the expected term of option.

Expected Dividend — The Company has never paid dividends on its common stock and has no plans to pay dividends on its common stock. Therefore, the Company used an expected dividend yield of zero.

The fair value of the Company’s shares of common stock underlying its stock options has historically been determined by the Company’s Board of Directors. Because there has been no public market for the Company’s common stock, the Company’s Board of Directors has determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including important developments in the Company’s operations, valuations performed by an independent third party, sales of convertible preferred stock, actual operating results and financial performance, the conditions in the energy storage industry and the economy in general, the stock price performance and volatility of comparable public companies, and the lack of liquidity of the Company’s common stock, among other factors.

Unvested Common Stock

The Company has certain common stocks that are subject to repurchase at the election of the Company. These repurchase rights expire over time and therefore are accounted for as unvested common stock. The following table summarizes information about outstanding unvested stock activities:

Unvested
Common
Stock
Balances outstanding at December 31, 2018	1,184,550
New grants or issues	259,810
Common stock vested	(526,184)
Balances outstanding at December 31, 2019	918,176
Common stock vested	(467,753)
Balances outstanding at December 31, 2020	450,424

Compensation Expense

Total stock-based compensation expense recognized for both employees and non-employees was as follows:

	2020	2019
Sales and marketing	$22,805	$22,805
Research and development	—	1,876
General and administrative	5,339	7,564
Total stock-based compensation expense	$28,144	$32,245

As of December 31, 2020, total unamortized stock-based compensation expense related to unvested awards that are expected to vest was $36,986. The weighted-average period over which such stock-based compensation expense will be recognized is approximately 1.5 years.